UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (96.5%)(a)
		Shares	Value

Aerospace and defense (0.8%)

Airbus Group NV (France)		14,971	$939,730

			939,730
Air freight and logistics (1.8%)

Deutsche Post AG (Germany)		63,604	2,034,067

			2,034,067
Airlines (0.7%)

Japan Airlines Co., Ltd. (Japan)(UR)		30,400	831,973

			831,973
Automobiles (4.2%)

Daimler AG (Registered Shares) (Germany)		19,628	1,505,454

Nissan Motor Co., Ltd. (Japan)		184,900	1,804,058

Toyota Motor Corp. (Japan)		25,700	1,510,311

			4,819,823
Banks (16.8%)

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)		74,256	7,409

Banco Bilbao Vizcaya Argentaria SA (Spain)		74,256	889,422

Bank of Ireland (Ireland)(NON)		2,608,047	1,021,667

Bank of Queensland, Ltd. (Australia)		162,134	1,644,276

Barclays PLC (United Kingdom)		285,583	1,052,062

DNB ASA (Norway)		47,800	893,943

Erste Group Bank AG (Czech Republic)		17,729	404,140

HSBC Holdings PLC (United Kingdom)		288,147	2,932,574

ING Groep NV GDR (Netherlands)(NON)		231,383	3,291,143

Lloyds Banking Group PLC (United Kingdom)(NON)		598,692	741,851

Metro Bank PLC (acquired 1/15/14, cost $235,131) (Private) (United Kingdom)(F)(RES)(NON)		18,087	375,148

Mizuho Financial Group, Inc. (Japan)		417,000	745,270

Natixis SA (France)		109,284	751,655

Sumitomo Mitsui Financial Group, Inc. (Japan)		56,500	2,305,632

TSB Banking Group PLC (United Kingdom)(NON)(S)		139,296	624,786

UniCredit SpA (Italy)		179,491	1,405,596

			19,086,574
Beverages (0.9%)

Anheuser-Busch InBev NV (Belgium)		8,827	979,175

			979,175
Building products (0.6%)

Compagnie de Saint-Gobain (France)		14,839	675,877

			675,877
Capital markets (0.9%)

UBS AG (Switzerland)		61,980	1,075,360

			1,075,360
Chemicals (1.3%)

BASF SE (Germany)		15,601	1,430,929

			1,430,929
Communications equipment (0.6%)

Alcatel-Lucent (France)(NON)(S)		226,994	701,024

			701,024
Construction and engineering (1.3%)

Vinci SA (France)		26,128	1,512,805

			1,512,805
Diversified financial services (1.8%)

Challenger, Ltd. (Australia)		228,504	1,425,435

Eurazeo SA (France)		9,218	663,260

			2,088,695
Diversified telecommunication services (3.5%)

Com Hem Holding AB (Sweden)(NON)		47,642	347,112

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		8,700	541,455

Spark New Zealand, Ltd. (New Zealand)		386,252	895,889

Telecom Italia SpA RSP (Italy)		783,426	694,324

Telstra Corp., Ltd. (Australia)		164,246	759,856

Vivendi SA (France)		30,524	735,619

			3,974,255
Electronic equipment, instruments, and components (0.6%)

Hitachi, Ltd. (Japan)		84,000	639,304

			639,304
Food and staples retail (0.7%)

Seven & I Holdings Co., Ltd. (Japan)		16,300	632,818

WM Morrison Supermarkets PLC (United Kingdom)		74,624	203,552

			836,370
Food products (1.8%)

Kerry Group PLC Class A (Ireland)		15,660	1,104,273

Nestle SA (Switzerland)		13,034	956,040

			2,060,313
Gas utilities (1.2%)

Tokyo Gas Co., Ltd. (Japan)		237,000	1,333,087

			1,333,087
Hotels, restaurants, and leisure (1.3%)

TUI Travel PLC (United Kingdom)		239,875	1,506,601

			1,506,601
Household durables (2.8%)

Bellway PLC (United Kingdom)		49,804	1,258,609

Panasonic Corp. (Japan)		95,200	1,133,366

Skyworth Digital Holdings, Ltd. (China)		1,516,000	786,981

			3,178,956
Household products (1.0%)

Henkel AG & Co. KGaA (Preference) (Germany)		11,354	1,133,782

			1,133,782
Industrial conglomerates (2.7%)

Siemens AG (Germany)		17,518	2,087,908

Toshiba Corp. (Japan)		206,000	955,365

			3,043,273
Insurance (7.9%)

ACE, Ltd.		16,265	1,705,711

Admiral Group PLC (United Kingdom)		13,357	276,904

AIA Group, Ltd. (Hong Kong)		198,800	1,026,001

Allianz SE (Germany)		4,469	724,001

AXA SA (France)		61,076	1,504,121

Intact Financial Corp. (Canada)		12,800	828,723

Prudential PLC (United Kingdom)		87,836	1,950,907

SCOR SE (France)		29,038	905,915

			8,922,283
Internet software and services (0.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		8,621	765,976

			765,976
Machinery (1.4%)

NSK, Ltd. (Japan)		58,000	826,807

SMC Corp. (Japan)		2,600	718,002

			1,544,809
Media (2.6%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)		35,659	542,382

Liberty Global PLC Ser. C (United Kingdom)		21,700	890,026

WPP PLC (United Kingdom)		76,073	1,521,621

			2,954,029
Metals and mining (2.7%)

BHP Billiton, Ltd. (Australia)		31,544	928,133

Fortescue Metals Group, Ltd. (Australia)		133,512	404,086

Glencore Xstrata PLC (United Kingdom)		167,931	929,171

voestalpine AG (Austria)		20,553	812,315

			3,073,705
Multi-utilities (2.0%)

Centrica PLC (United Kingdom)		277,354	1,379,216

Veolia Environnement SA (France)		48,512	851,452

			2,230,668
Oil, gas, and consumable fuels (10.1%)

BG Group PLC (United Kingdom)		28,796	529,695

EnCana Corp. (Canada)		77,300	1,641,318

Genel Energy PLC (United Kingdom)(NON)		62,262	842,039

Origin Energy, Ltd. (Australia)		72,723	949,860

Royal Dutch Shell PLC Class A (United Kingdom)		141,433	5,398,337

Suncor Energy, Inc. (Canada)		57,600	2,084,493

			11,445,742
Personal products (0.9%)

Asaleo Care, Ltd. (Australia)(NON)		578,153	964,931

			964,931
Pharmaceuticals (9.3%)

Astellas Pharma, Inc. (Japan)		132,000	1,967,278

AstraZeneca PLC (United Kingdom)		24,854	1,780,644

Bayer AG (Germany)		9,917	1,388,909

GlaxoSmithKline PLC (United Kingdom)		43,217	989,151

Sanofi (France)		39,707	4,479,553

			10,605,535
Real estate investment trusts (REITs) (1.5%)

Hibernia REIT PLC (Ireland)(NON)		691,120	1,004,062

Shopping Centres Australasia Property Group (Australia)		504,144	740,624

			1,744,686
Real estate management and development (2.1%)

Hongkong Land Holdings, Ltd. (Hong Kong)		109,000	739,788

Mitsui Fudosan Co., Ltd. (Japan)		36,000	1,103,959

Sun Hung Kai Properties, Ltd. (Hong Kong)		34,000	481,063

			2,324,810
Specialty retail (0.6%)

Kingfisher PLC (United Kingdom)		135,717	711,309

			711,309
Technology hardware, storage, and peripherals (1.4%)

Konica Minolta Holdings, Inc. (Japan)		58,400	632,724

Samsung Electronics Co., Ltd. (South Korea)		807	903,429

			1,536,153
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)		48,100	1,565,666

Philip Morris International, Inc.		6,800	567,120

			2,132,786
Trading companies and distributors (1.7%)

ITOCHU Corp. (Japan)		51,900	634,652

Mitsubishi Corp. (Japan)		65,500	1,342,475

			1,977,127
Wireless telecommunication services (2.4%)

SK Telecom Co., Ltd. (South Korea)		2,847	781,832

Vodafone Group PLC (United Kingdom)		578,818	1,907,973

			2,689,805

Total common stocks (cost $97,033,107)			$109,506,327

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes 0.875%, November 30, 2016(i)		$112,000	$112,745

Total U.S. treasury Obligations (cost $112,745)			$112,745

SHORT-TERM INVESTMENTS (3.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	Shares	1,205,526	$1,205,526

Putnam Short Term Investment Fund 0.06%(AFF)	Shares	2,018,451	2,018,451

SSgA Prime Money Market Fund 0.01%(P)	Shares	30,000	30,000

U.S. Treasury Bills with an effective yield of 0.02%, December 4, 2014(SEGSF)		$210,000	209,994

U.S. Treasury Bills with an effective yield of 0.05%, January 8, 2015(SEGSF)		110,000	109,995

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEGSF)		241,000	240,984

U.S. Treasury Bills with an effective yield of 0.02%, November 28, 2014(SEGSF)		110,000	109,996

Total short-term investments (cost $3,924,936)			$3,924,946

TOTAL INVESTMENTS

Total investments (cost $101,070,788)(b)			$113,544,018

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $75,300,730) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/15/14	$2,241,883	$2,414,918	$(173,035)
	Euro	Buy	12/17/14	674,329	700,753	(26,424)
Barclays Bank PLC
	British Pound	Sell	12/17/14	1,143,771	1,164,900	21,129
	Canadian Dollar	Sell	10/15/14	1,055,142	1,106,701	51,559
	Hong Kong Dollar	Buy	11/19/14	1,429,905	1,433,022	(3,117)
	Japanese Yen	Buy	11/19/14	307,369	319,475	(12,106)
	Singapore Dollar	Buy	11/19/14	788,176	805,960	(17,784)
	Swedish Krona	Buy	12/17/14	806,001	829,026	(23,025)
	Swiss Franc	Buy	12/17/14	2,267,405	2,356,138	(88,733)
Citibank, N.A.
	British Pound	Buy	12/17/14	2,740,352	2,790,764	(50,412)
	Canadian Dollar	Sell	10/15/14	1,166,806	1,223,884	57,078
	Danish Krone	Buy	12/17/14	434,141	451,790	(17,649)
	Euro	Sell	12/17/14	4,104,487	4,265,565	161,078
	Japanese Yen	Buy	11/19/14	999,612	1,036,930	(37,318)
Credit Suisse International
	Australian Dollar	Buy	10/15/14	1,122,997	1,196,060	(73,063)
	Australian Dollar	Sell	10/15/14	1,122,997	1,130,507	7,510
	British Pound	Sell	12/17/14	2,677,494	2,726,550	49,056
	Japanese Yen	Buy	11/19/14	632,980	634,545	(1,565)
	Norwegian Krone	Buy	12/17/14	808,215	836,804	(28,589)
	Swedish Krona	Buy	12/17/14	615,938	633,552	(17,614)
	Swiss Franc	Buy	12/17/14	42,977	38,452	4,525
Deutsche Bank AG
	British Pound	Sell	12/17/14	1,064,388	1,084,024	19,636
	Euro	Buy	12/17/14	7,863,595	8,133,751	(270,156)
Goldman Sachs International
	Japanese Yen	Buy	11/19/14	370,408	395,556	(25,148)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	573,133	576,989	(3,856)
	Australian Dollar	Sell	10/15/14	573,133	606,997	33,864
	British Pound	Sell	12/17/14	1,011,573	1,025,866	14,293
	Canadian Dollar	Sell	10/15/14	1,448,600	1,521,525	72,925
	Euro	Sell	12/17/14	710,219	737,855	27,636
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/17/14	6,694,787	6,808,542	(113,755)
	Canadian Dollar	Sell	10/15/14	909,113	953,482	44,369
	Euro	Buy	12/17/14	265,511	276,140	(10,629)
	Japanese Yen	Buy	11/19/14	15,055	19,707	(4,652)
	New Zealand Dollar	Sell	10/15/14	753,600	832,512	78,912
	Norwegian Krone	Buy	12/17/14	157,079	162,638	(5,559)
	Singapore Dollar	Buy	11/19/14	958,823	980,281	(21,458)
	Swedish Krona	Buy	12/17/14	641,265	659,669	(18,404)
	Swiss Franc	Buy	12/17/14	3,239,524	3,366,264	(126,740)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/15/14	668,568	738,076	69,508
	Euro	Buy	12/17/14	2,626,043	2,729,793	(103,750)
	Israeli Shekel	Buy	10/15/14	563,794	605,865	(42,071)
	Swedish Krona	Buy	12/17/14	569,066	585,298	(16,232)
UBS AG
	British Pound	Sell	12/17/14	3,177,610	3,235,806	58,196
	Canadian Dollar	Sell	10/15/14	216,277	226,845	10,568
	Euro	Sell	12/17/14	4,609,476	4,790,564	181,088
	Swiss Franc	Sell	12/17/14	823,901	856,236	32,335
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	284,904	286,823	(1,919)
	Australian Dollar	Sell	10/15/14	284,904	306,704	21,800
	British Pound	Sell	12/17/14	2,674,578	2,723,358	48,780
	Euro	Sell	12/17/14	1,902,428	1,977,268	74,840

Total						$(194,078)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $113,489,344.
(b)	The aggregate identified cost on a tax basis is $101,679,449, resulting in gross unrealized appreciation and depreciation of $16,245,588 and $4,381,019, respectively, or net unrealized appreciation of $11,864,569.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $375,148, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$33,384,400	$31,365,949	$917	$2,018,451
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)
	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,205,526, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,141,559.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 4,100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $822,699 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	24.8%
	Japan	18.9
	France	12.2
	Germany	9.2
	Australia	7
	United States	4.4
	Canada	4.1
	Netherlands	2.9
	Ireland	2.8
	Hong Kong	2
	Italy	1.9
	Switzerland	1.8
	South Korea	1.5
	China	1.4
	Spain	1.3
	Belgium	0.9
	New Zealand	0.8
	Norway	0.8
	Austria	0.7
	Other	0.6

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $179,161 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $877,405 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $551,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$890,026	$12,280,692	$—
Consumer staples	567,120	7,540,237	—
Energy	3,725,811	7,719,931	—
Financials	2,534,434	32,332,826	375,148
Health care	—	10,605,535	—
Industrials	—	12,559,661	—
Information technology	765,976	2,876,481	—
Materials	—	4,504,634	—
Telecommunication services	—	6,664,060	—
Utilities	—	3,563,755	—
Total common stocks	8,483,367	100,647,812	375,148
U.S. treasury obligations	$—	$112,745	$—
Short-term investments	2,048,451	1,876,495	—

Totals by level	$10,531,818	$102,637,052	$375,148

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(194,078)	$—

Totals by level	$—	$(194,078)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,140,685	$1,334,763

Total	$1,140,685	$1,334,763

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$80,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	–	72,688	218,156	61,091	19,636	–	148,718	123,281	69,508	282,187	145,420	1,140,685

	Total Assets	$–	$72,688	$218,156	$61,091	$19,636	$–	$148,718	$123,281	$69,508	$282,187	$145,420	$1,140,685

	Liabilities:
	Forward currency contracts#	199,459	144,765	105,379	120,831	270,156	25,148	3,856	301,197	162,053	–	1,919	1,334,763

	Total Liabilities	$199,459	$144,765	$105,379	$120,831	$270,156	$25,148	$3,856	$301,197	$162,053	$–	$1,919	$1,334,763

	Total Financial and Derivative Net Assets	$(199,459)	$(72,077)	$112,777	$(59,740)	$(250,520)	$(25,148)	$144,862	$(177,916)	$(92,545)	$282,187	$143,501	$(194,078)
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$(199,459)	$(72,077)	$112,777	$(59,740)	$(250,520)	$(25,148)	$144,862	$(177,916)	$(92,545)	$282,187	$143,501

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014